Property and Equipment, net - Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Total property and equipment, at cost	$ 0	$ 0	$ 313
Less: Accumulated depreciation and amortization	0	0	(278)
Property and equipment, net	0	0	35
Computers and software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, at cost	0	0	26
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, at cost	0	0	15
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, at cost	0	0	215
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, at cost	$ 0	$ 0	$ 57